PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Diversified Real Estate Activities 5.7%
Mitsubishi Estate Co. Ltd. (Japan)	160,504	$1,967,087
Mitsui Fudosan Co. Ltd. (Japan)	275,232	5,654,629
Sun Hung Kai Properties Ltd. (Hong Kong)	381,797	4,794,083
		12,415,799
Diversified REITs 2.6%
Broadstone Net Lease, Inc.	123,768	2,017,418
Essential Properties Realty Trust, Inc.	148,672	3,649,898
		5,667,316
Health Care REITs 12.4%
Omega Healthcare Investors, Inc.	92,589	2,953,589
Ventas, Inc.	173,578	8,422,005
Welltower, Inc.	191,053	15,695,004
		27,070,598
Hotel & Resort REITs 6.0%
Apple Hospitality REIT, Inc.	114,511	1,774,921
CapitaLand Ascott Trust (Singapore)	3,124,385	2,631,593
Host Hotels & Resorts, Inc.	19,392	356,813
Invincible Investment Corp. (Japan)	13,292	5,506,683
Japan Hotel REIT Investment Corp. (Japan)	6,008	2,983,307
		13,253,317
Industrial REITs 17.8%
Americold Realty Trust, Inc.	149,216	4,837,583
CapitaLand Ascendas REIT (Singapore)	1,793,953	3,793,538
First Industrial Realty Trust, Inc.	62,127	3,211,966
GLP J-REIT (Japan)	4,767	4,696,279
Prologis, Inc.	136,444	17,021,389
Rexford Industrial Realty, Inc.	33,910	1,868,102
Segro PLC (United Kingdom)	356,696	3,495,466
		38,924,323
Office REITs 2.5%
Kilroy Realty Corp.	154,769	5,525,253

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Operating Companies 7.5%
CapitaLand Investment Ltd. (Singapore)	1,240,966	$3,176,229
Grainger PLC (United Kingdom)	614,548	1,985,882
Sagax AB (Sweden) (Class B Stock)	71,237	1,581,865
Shurgard Self Storage Ltd. (Belgium)	73,354	3,347,189
TAG Immobilien AG (Germany)*	210,546	2,366,657
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	722,660	3,878,134
		16,335,956
Residential REITs 16.5%
Apartment Income REIT Corp.	136,593	4,717,922
Boardwalk Real Estate Investment Trust (Canada)	66,393	3,298,377
Equity Residential	91,659	6,043,994
Independence Realty Trust, Inc.	218,662	3,726,001
Ingenia Communities Group (Australia)	572,257	1,573,520
InterRent Real Estate Investment Trust (Canada)	262,466	2,549,721
Sun Communities, Inc.	57,052	7,433,876
UNITE Group PLC (The) (United Kingdom)	196,481	2,453,178
Veris Residential, Inc.*	236,185	4,411,936
		36,208,525
Retail REITs 9.1%
Brixmor Property Group, Inc.	126,320	2,872,517
Link REIT (Hong Kong)	185,774	1,044,265
Realty Income Corp.	18,832	1,148,187
Scentre Group (Australia)	1,940,429	3,671,860
Simon Property Group, Inc.	10,805	1,346,303
SITE Centers Corp.	317,974	4,467,535
Spirit Realty Capital, Inc.	21,082	850,237
Unibail-Rodamco-Westfield (France)*	80,729	4,574,336
		19,975,240
Specialized REITs 19.5%
Big Yellow Group PLC (United Kingdom)	247,365	3,404,281
CubeSmart	98,833	4,285,399
Digital Realty Trust, Inc.	98,872	12,321,429
Equinix, Inc.	13,190	10,682,845
Extra Space Storage, Inc.	31,684	4,422,176

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	71,186	$4,370,820
National Storage REIT (Australia)	2,142,562	3,346,554
		42,833,504

Total Long-Term Investments (cost $203,148,117)		218,209,831

Short-Term Investments 0.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	1,012,683	1,012,683
PGIM Institutional Money Market Fund(wi)	8,437	8,432

Total Short-Term Investments (cost $1,021,115)		1,021,115

TOTAL INVESTMENTS 100.0% (cost $204,169,232)		219,230,946
Liabilities in excess of other assets (0.0)%		(86,913)

Net Assets 100.0%		$219,144,033

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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